Equity Income Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.9%)
AT&T, Inc.	49,362	1,408
Comcast Corp. - Class A	275,485	12,744
Fox Corp.	277,301	7,756
News Corp. - Class A	564,045	7,908
Verizon Communications, Inc.	77,308	4,599
The Walt Disney Co.	44,836	5,563

Total		39,978

Consumer Discretionary (3.3%)
General Motors Co.	48,700	1,441
Kohl’s Corp.	128,359	2,379
Las Vegas Sands Corp.	134,015	6,253
Magna International, Inc.	11,600	531
Marriott International, Inc. - Class A	7,000	648
Mattel, Inc. *	332,003	3,884
McDonald’s Corp.	5,300	1,163
MGM Resorts International	17,700	385
Royal Caribbean Cruises, Ltd.	7,400	479
The TJX Cos., Inc.	25,600	1,425
Volkswagen Group of America Finance LLC *	241,286	3,892

Total		22,480

Consumer Staples (8.2%)
Bunge, Ltd.	43,700	1,997
The Coca-Cola Co.	79,600	3,930
Conagra Brands, Inc.	284,158	10,147
Kimberly-Clark Corp.	63,200	9,332
Mondelez International, Inc.	8,400	483
Philip Morris International, Inc.	180,789	13,557
Tyson Foods, Inc. - Class A	205,493	12,223
Walmart, Inc.	28,200	3,945

Total		55,614

Energy (6.9%)
Chevron Corp.	21,500	1,548
Enbridge, Inc.	224,460	6,554
EOG Resources, Inc.	66,600	2,394
Exxon Mobil Corp.	144,800	4,971
Halliburton Co.	273,900	3,301
Hess Corp.	28,300	1,158
Occidental Petroleum Corp.	93,200	933
Pioneer Natural Resources Co.	11,900	1,023
Schlumberger, Ltd.	23,200	361
Targa Resources Corp.	231,726	3,251

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
TC Energy Corp.	183,964	7,730
Total SA, ADR	383,834	13,166

Total		46,390

Financials (18.6%)
American International Group, Inc.	390,760	10,758
Bank of America Corp.	83,323	2,007
The Charles Schwab Corp.	49,800	1,804
Chubb, Ltd.	118,900	13,807
Equitable Holdings, Inc.	240,526	4,387
Fifth Third Bancorp	500,387	10,668
Franklin Resources, Inc.	113,128	2,302
JPMorgan Chase & Co.	63,346	6,099
Loews Corp.	255,261	8,871
Marsh & McLennan Cos., Inc.	18,847	2,162
MetLife, Inc.	330,700	12,292
Morgan Stanley	267,677	12,942
PNC Financial Services Group, Inc.	54,000	5,935
Raymond James Financial, Inc.	56,900	4,140
State Street Corp.	145,800	8,650
Wells Fargo & Co.	722,973	16,997
Willis Towers Watson PLC	7,816	1,632

Total		125,453

Health Care (14.0%)
AbbVie, Inc.	136,500	11,956
Anthem, Inc.	40,649	10,918
Becton Dickinson and Co.	38,191	8,886
Bristol-Myers Squibb Co.	11,600	699
CVS Health Corp.	179,238	10,467
Gilead Sciences, Inc.	92,700	5,858
GlaxoSmithKline PLC	154,526	2,895
GlaxoSmithKline PLC, ADR	44,600	1,679
Johnson & Johnson	78,746	11,724
Medtronic PLC	108,445	11,270
Merck & Co., Inc.	33,400	2,771
Pfizer, Inc.	295,326	10,838
Sanofi	14,752	740
Zimmer Biomet Holdings, Inc.	28,200	3,839

Total		94,540

Industrials (11.9%)
Alaska Air Group, Inc.	52,355	1,918
The Boeing Co.	54,200	8,957
Caterpillar, Inc.	15,400	2,297
Cummins, Inc.	4,500	950

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Emerson Electric Co.	36,300	2,380
Flowserve Corp.	14,981	409
General Electric Co.	1,913,500	11,921
Johnson Controls International PLC	95,898	3,918
L3Harris Technologies, Inc.	59,452	10,097
Nielsen Holdings PLC	324,056	4,595
nVent Electric PLC	34,100	603
PACCAR, Inc.	36,300	3,096
Snap-on, Inc.	28,200	4,149
Stericycle, Inc. *	96,799	6,104
United Parcel Service, Inc. - Class B	111,300	18,546

Total		79,940

Information Technology (9.6%)
Applied Materials, Inc.	122,217	7,266
Cisco Systems, Inc.	249,200	9,816
Corning, Inc.	41,900	1,358
Microsoft Corp.	48,222	10,143
NXP Semiconductors NV	17,486	2,182
QUALCOMM, Inc.	200,481	23,593
TE Connectivity, Ltd.	15,300	1,495
Texas Instruments, Inc.	60,600	8,653
Western Digital Corp.	14,400	526

Total		65,032

Materials (5.7%)
Akzo Nobel NV, ADR	43,977	1,487
CF Industries Holdings, Inc.	303,784	9,329
DuPont de Nemours, Inc.	276,034	15,315
International Paper Co.	267,437	10,842
PPG Industries, Inc.	13,900	1,697

Total		38,670

Real Estate (4.5%)
Equity Residential	135,500	6,955
Rayonier, Inc.	218,306	5,772
SL Green Realty Corp.	89,144	4,133
Welltower, Inc.	8,400	463
Weyerhaeuser Co.	445,544	12,707

Total		30,030

Utilities (7.8%)
Ameren Corp.	37,100	2,934
Duke Energy Corp.	10,072	892
Edison International	133,712	6,798
NextEra Energy, Inc.	19,700	5,468
NiSource, Inc.	558,106	12,278
Sempra Energy	46,607	5,516

Equity Income Portfolio

Common Stocks (96.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
The Southern Co.	346,092	18,765

Total		52,651

Total Common Stocks (Cost: $643,880)		650,778

Convertible Corporate Bonds (0.2%)
Financials (0.2%)
AXA SA, 7.250%, 5/15/21 144A	1,561,000	1,362

Total		1,362

Total Convertible Corporate Bonds (Cost: $1,561)		1,362

Convertible Preferred Stocks (2.0%)
Health Care (0.5%)
Becton Dickinson and Co., 6.000%, 6/1/23	59,093	3,111

Total		3,111

Utilities (1.5%)
NextEra Energy, Inc., 5.279%, 3/1/23	49,295	2,301
Sempra Energy, 6.000%, 1/15/21	38,737	3,814
Sempra Energy, 6.750%, 7/15/21	11,807	1,157
The Southern Co., 6.750%, 8/1/22	66,083	3,075

Total		10,347

Total Convertible Preferred Stocks (Cost: $13,709)		13,458

Warrants (0.0%)
Energy (0.0%)
Occidental Petroleum Corp. *	17,362	52

Total		52

Total Warrants (Cost: $86)		52

Short-Term Investments (1.3%)
Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	8,941,908	8,942

Total		8,942

Total Short-Term Investments (Cost: $8,942)		8,942

Short-Term Investments (1.3%)	Shares/ Par +	Value $ (000’s)
Money Market Funds continued

Total Investments (99.9%) (Cost: $668,178)@		674,592

Other Assets, Less Liabilities (0.1%)		1,004

Net Assets (100.0%)		675,596

Equity Income Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $1,362 representing 0.2% of the net assets.

#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $668,178 and the net unrealized appreciation of investments based on that cost was $6,414 which is comprised of $96,006 aggregate gross unrealized appreciation and $89,592 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Health Care	$91,645	$2,895	$—
All Others	556,238	—	—
Convertible Corporate Bonds	—	1,362	—
Convertible Preferred Stocks	13,458	—	—
Short-Term Investments	8,942	—	—
Warrants	52	—	—

Total Assets:	$670,335	$4,257	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand